Report Of The Directors Financial Review Risk Report - Distribution of financial instruments by credit quality (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,865,200	$ 2,855,948
Off-balance sheet commitments	297,193	273,192
Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,254
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	297,303	273,371
Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,254
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(110)	(179)
Allowance for ECL | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	168,747	97,302
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,693,327	2,676,167
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(12,513)	(12,068)
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,079	2,251
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	209,063	187,837
Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	209,063	187,837
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Performance and other guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	88,130	85,355
Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	88,240	85,534
Performance and other guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(110)	(179)
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	924,854	1,045,814
Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	936,307	1,057,231
Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,453)	(11,417)
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	104,882	83,136
Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	104,951	83,153
Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(69)	(17)
Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	168,746	97,302
Debt securities | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	133,465	75,668
Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	266,303	347,203
Debt securities | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(145)	(96)
Debt securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,430	1,652
Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	130,069	139,228
Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	130,069	139,228
Trading assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,014,498	880,351
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(553)	(193)
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,985	11,766
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,985	11,766
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	284,146	196,882
Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	284,146	196,882
Derivatives | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
– personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	415,012	478,337
– personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,872)	(3,103)
– corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	454,356	513,539
– corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,324)	(8,204)
– non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66,939	65,355
– non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(257)	(110)
Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	114,038	94,211
Strong | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,254
Strong | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	76,095	62,701
Strong | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	37,943	31,510
Strong | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	91,330	101,879
Strong | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,281	6,438
Strong | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	241,905	146,748
Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	99,696	97,224
Good | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Good | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	69,667	65,031
Good | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	30,029	32,193
Good | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,371	16,254
Good | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	809	723
Good | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	34,181	42,717
Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	77,184	75,711
Satisfactory | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Satisfactory | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	59,452	56,446
Satisfactory | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,732	19,265
Satisfactory | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23,415	20,283
Satisfactory | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,785	4,455
Satisfactory | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,843	6,691
Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,497	5,354
Sub- standard | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Sub- standard | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,360	3,327
Sub- standard | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,137	2,027
Sub- standard | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	820	678
Sub- standard | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	110	150
Sub- standard | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	181	719
Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	888	871
Financial assets excluding equity securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,761,341	2,702,157
Financial assets excluding equity securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,773,561	2,713,880
Financial assets excluding equity securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(12,220)	(11,723)
Financial assets excluding equity securities | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,058,578	1,966,925
Financial assets excluding equity securities | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	347,927	378,003
Financial assets excluding equity securities | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	309,681	315,007
Financial assets excluding equity securities | Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 36,605	$ 34,344
Portfolio Concentration Risk | Financial assets excluding equity securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	100.00%	100.00%
Portfolio Concentration Risk | Financial assets excluding equity securities | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	74.20%	72.50%
Portfolio Concentration Risk | Financial assets excluding equity securities | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	12.50%	13.90%
Portfolio Concentration Risk | Financial assets excluding equity securities | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	11.20%	11.60%
Portfolio Concentration Risk | Financial assets excluding equity securities | Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	1.30%	1.30%
Credit impaired | Credit impaired | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0
Credit impaired | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	489	$ 332
Credit impaired | Credit impaired | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	399	539
Credit impaired | Credit impaired | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	133	134
Credit impaired | Credit impaired | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Credit impaired | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	36	7
Credit impaired | Financial assets excluding equity securities | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 20,770	$ 19,601
Credit impaired | Portfolio Concentration Risk | Financial assets excluding equity securities | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	0.80%	0.70%
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	$ 637,133	$ 654,991
IFRS 9 | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,141	2,816
IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,055,756	2,020,735
Off-balance sheet commitments	637,571	655,432
IFRS 9 | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,556	2,859
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(12,075)	(11,627)
Off-balance sheet commitments	(438)	(441)
IFRS 9 | Allowance for ECL | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(415)	(43)
IFRS 9 | Financial assets at amortised cost, category | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,556	2,859
IFRS 9 | Financial assets at amortised cost, category | Allowance for ECL | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(415)	(43)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	279,206	345,173
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	279,351	345,269
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(145)	(96)
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	618,402	627,258
IFRS 9 | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	618,788	627,637
IFRS 9 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(386)	(379)
IFRS 9 | Financial guarantee and similar contracts
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,731	27,733
IFRS 9 | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,783	27,795
IFRS 9 | Financial guarantee and similar contracts | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(52)	(62)
IFRS 9 | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	936,307	1,057,231
IFRS 9 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,453)	(11,417)
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	924,854	1,045,814
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	936,307	1,057,231
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,453)	(11,417)
IFRS 9 | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	104,951	83,153
IFRS 9 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(69)	(17)
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	104,882	83,136
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	104,951	83,153
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(69)	(17)
IFRS 9 | Cash And Balances At Central Banks [Member] | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	327,002	403,018
IFRS 9 | Cash And Balances At Central Banks [Member] | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	327,005	403,022
IFRS 9 | Cash And Balances At Central Banks [Member] | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(4)
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,297	4,136
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,297	4,136
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	43,787	42,578
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	43,787	42,578
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | – reverse repurchase agreements – non-trading | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	44,921	42,421
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	253,754	241,648
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	253,754	241,648
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	168,747	97,302
IFRS 9 | – financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	168,827	97,364
IFRS 9 | – financial investments | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(80)	(62)
IFRS 9 | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	111,217	88,660
IFRS 9 | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	111,272	88,744
IFRS 9 | Other assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(55)	(84)
IFRS 9 | – endorsements and acceptances
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,407	11,228
IFRS 9 | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,424	11,245
IFRS 9 | – endorsements and acceptances | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(17)	(17)
IFRS 9 | – accrued income and other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,810	77,432
IFRS 9 | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,848	77,499
IFRS 9 | – accrued income and other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(38)	(67)
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	279,206	345,173
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	279,351	345,269
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(145)	(96)
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,014,498	880,351
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(553)	(193)
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,013,945	880,158
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,014,498	880,351
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(553)	(193)
IFRS 9 | – personal | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	244,006	239,685
IFRS 9 | – personal | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(27)	(39)
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	415,012	478,337
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,872)	(3,103)
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	412,140	475,234
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	415,012	478,337
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,872)	(3,103)
IFRS 9 | – corporate and commercial | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	269,187	283,625
IFRS 9 | – corporate and commercial | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(340)	(325)
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	454,356	513,539
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,324)	(8,204)
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	446,032	505,335
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	454,356	513,539
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,324)	(8,204)
IFRS 9 | – non-bank financial institutions | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	105,595	104,327
IFRS 9 | – non-bank financial institutions | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(19)	(15)
IFRS 9 | – non-bank financial institutions | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66,939	65,355
IFRS 9 | – non-bank financial institutions | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(257)	(110)
IFRS 9 | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66,682	65,245
IFRS 9 | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66,939	65,355
IFRS 9 | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(257)	(110)
IFRS 9 | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	411,253	406,376
IFRS 9 | Strong | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	67,617	560
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	261,247	320,161
IFRS 9 | Strong | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	402,972	389,865
IFRS 9 | Strong | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,281	16,511
IFRS 9 | Strong | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	492,848	544,695
IFRS 9 | Strong | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93,025	72,978
IFRS 9 | Strong | Cash And Balances At Central Banks [Member] | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	325,119	400,176
IFRS 9 | Strong | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,280	4,122
IFRS 9 | Strong | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	43,787	42,578
IFRS 9 | Strong | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	170,386	175,576
IFRS 9 | Strong | – financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	151,385	84,477
IFRS 9 | Strong | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	91,114	66,537
IFRS 9 | Strong | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,350	1,742
IFRS 9 | Strong | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	88,764	64,795
IFRS 9 | Strong | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	261,247	320,161
IFRS 9 | Strong | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	856,688	774,026
IFRS 9 | Strong | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	333,838	388,903
IFRS 9 | Strong | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	126,659	124,819
IFRS 9 | Strong | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32,351	30,973
IFRS 9 | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	137,071	141,199
IFRS 9 | Good | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,993	1,112
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,132	12,298
IFRS 9 | Good | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	132,402	136,297
IFRS 9 | Good | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,669	4,902
IFRS 9 | Good | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	197,560	230,326
IFRS 9 | Good | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,890	4,037
IFRS 9 | Good | Cash And Balances At Central Banks [Member] | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,296	1,675
IFRS 9 | Good | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12	10
IFRS 9 | Good | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	41,659	46,412
IFRS 9 | Good | – financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,113	11,442
IFRS 9 | Good | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,911	10,997
IFRS 9 | Good | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,059	5,240
IFRS 9 | Good | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,852	5,757
IFRS 9 | Good | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,132	12,298
IFRS 9 | Good | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85,984	71,648
IFRS 9 | Good | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	45,696	52,080
IFRS 9 | Good | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	132,847	158,938
IFRS 9 | Good | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,017	19,308
IFRS 9 | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	78,981	97,724
IFRS 9 | Satisfactory | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,972	936
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,981	11,677
IFRS 9 | Satisfactory | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	74,410	92,558
IFRS 9 | Satisfactory | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,571	5,166
IFRS 9 | Satisfactory | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	196,819	233,739
IFRS 9 | Satisfactory | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,643	5,020
IFRS 9 | Satisfactory | Cash And Balances At Central Banks [Member] | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	590	1,171
IFRS 9 | Satisfactory | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5	4
IFRS 9 | Satisfactory | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	41,686	18,881
IFRS 9 | Satisfactory | – financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,121	1,401
IFRS 9 | Satisfactory | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,821	10,749
IFRS 9 | Satisfactory | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,815	4,038
IFRS 9 | Satisfactory | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,006	6,711
IFRS 9 | Satisfactory | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,981	11,677
IFRS 9 | Satisfactory | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	68,195	33,142
IFRS 9 | Satisfactory | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28,942	30,492
IFRS 9 | Satisfactory | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	154,135	188,858
IFRS 9 | Satisfactory | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,742	14,389
IFRS 9 | Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,645	9,133
IFRS 9 | Sub- standard | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,333	110
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,949	1,087
IFRS 9 | Sub- standard | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,632	8,142
IFRS 9 | Sub- standard | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,013	991
IFRS 9 | Sub- standard | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29,446	29,404
IFRS 9 | Sub- standard | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,311	1,118
IFRS 9 | Sub- standard | Cash And Balances At Central Banks [Member] | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20	779
IFRS 9 | Sub- standard | – financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	161	1
IFRS 9 | Sub- standard | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	274	298
IFRS 9 | Sub- standard | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	175	199
IFRS 9 | Sub- standard | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	99	99
IFRS 9 | Sub- standard | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,949	1,087
IFRS 9 | Sub- standard | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,788	1,188
IFRS 9 | Sub- standard | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,196	1,920
IFRS 9 | Sub- standard | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,890	27,194
IFRS 9 | Sub- standard | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,360	290
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42	46
IFRS 9 | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,372	775
IFRS 9 | Credit impaired | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,634	19,067
IFRS 9 | Credit impaired | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82	0
IFRS 9 | Credit impaired | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	843	347
IFRS 9 | Credit impaired | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,621	1,000
IFRS 9 | Credit impaired | Credit impaired | Gross carrying amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	641	141
IFRS 9 | Credit impaired | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,372	775
IFRS 9 | Credit impaired | Credit impaired | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	249	225
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,634	19,067
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82	0
IFRS 9 | Credit impaired | Credit impaired | Cash And Balances At Central Banks [Member] | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3	0
IFRS 9 | Credit impaired | Credit impaired | – financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	47	43
IFRS 9 | Credit impaired | Credit impaired | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	152	163
IFRS 9 | Credit impaired | Credit impaired | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25	26
IFRS 9 | Credit impaired | Credit impaired | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	127	137
IFRS 9 | Credit impaired | Credit impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42	46
IFRS 9 | Credit impaired | Credit impaired | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,340	4,942
IFRS 9 | Credit impaired | Credit impaired | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,825	13,730
IFRS 9 | Credit impaired | Credit impaired | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 469	$ 395